Oct. 17, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Mr. Mark Cowan
Document Control - EDGAR

RE:	RiverSource Variable Annuity Account (“Registrant”)
RiverSource® Builder Select Variable Annuity
RiverSource® Signature One Select Variable Annuity
RiverSource® Signature One Variable Annuity
Wells Fargo Advantage® Variable Annuity
Wells Fargo Advantage® Builder Variable Annuity
File Nos.: 333-139762/811-7195

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus supplement for the above-referenced variable annuities does not differ from that contained in Registrant’s Post-Effective Amendment No. 18 (Amendment). This Amendment was filed electronically on Oct. 11, 2013.

If you have any questions or concerns regarding this filing, please contact me at (612) 671-8056 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/	Timothy D. Crawford
Timothy D. Crawford
Assistant General Counsel and
Assistant Secretary